Taxation - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Tax loss carryforwards	$ 8,381	$ 6,440
lease liabilities	660	633
Defined benefits liabilities	35	21
Accruals and other liabilities	13	26
Share-based compensation	(4)	(4)
Unrealized foreign exchange loss	18	20
Less: Valuation allowance	(7,428)	(5,377)	$ (4,559)	$ (4,361)
Total deferred tax assets, net	1,675	1,759
Deferred tax liabilities
Contract cost related assets	(1,338)	(1,029)
Right-of-use assets	(712)	(673)
Total deferred tax liabilities	(2,050)	(1,702)
Net deferred tax assets		$ 57
Net deferred tax liabilities	(375)
Tax loss carryforwards
Tax loss carryforwards will expire in 2026	1,258
Tax loss carryforwards will expire in 2027	0
Tax loss carryforwards will expire in 2028	61
Tax loss carryforwards will expire in 2029	0
Tax loss carryforwards will expire in 2030 and thereafter	$ 45,868